Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment at September 30, 2014 and December 31, 2013, consists of the following:
	September 30, 2014	December 31, 2013
	(Unaudited)
Computer and lab equipment	$1,324,359	$1,320,091
Furniture and fixtures	12,550	12,550
Leasehold improvements	6,439	6,439
	1,343,348	1,339,080
Less: Accumulated depreciation and amortization	517,466	411,054
	$825,882	$928,026

Property and equipment at December 31, 2013 and 2012, consists of the following:
	2013	2012
Computer and lab equipment	$1,320,091	$1,315,622
Furniture and fixtures	12,550	12,250
Leasehold improvements	6,439	6,439
	1,339,080	1,334,311
Less: Accumulated depreciation and amortization	411,054	262,739
	$928,026	$1,071,572